Leases	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Leases [Abstract]
Leases
8.	Leases
The Company has operating leases for its corporate offices and certain equipment. The leases have remaining lease terms of approximately one to four years. During the six months ended June 30, 2023 and the year ended December 31, 2022, the Company did not acquire any new ROU assets or lease liabilities.
The components of lease expense consist of the following (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Operating lease expenses R&D:
Operating lease costs	$550	$555	$1,101	$1,113
Variable lease costs (1)	323	225	785	451
Operating lease expenses G&A:
Operating lease costs	132	126	263	250
Variable lease costs (1)	78	51	188	101

Total operating leases expense	$1,083	$957	$2,337	$1,915

(1)	Includes short-term lease costs which are immaterial.
Supplemental cash flow information related to leases is as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used for operating leases (in thousands)	$673	$206	$1,404	$803
Weighted-average remaining lease term in years	4.4	5.4	4.4	5.4
Weighted-average discount rate	7.63%	7.63%	7.63%	7.63%

8.	Leases
The Company has operating leases for its corporate offices and certain equipment. The leases have remaining lease terms of approximately two to five years. The Company is responsible for payment of taxes and operating expenses for the building, in addition to monthly base rent in the initial amount of approximately $0.1 million, with 3% annual increases. Upon execution of the lease in March 2005, the Company provided a security deposit of approximately $0.3 million which is included in other long-term assets in the consolidated balance sheets. The Company has determined that the lease is an operating lease for accounting purposes.
In March 2005, the Company executed a lease for approximately 36,000 square feet. Effective December 1, 2021, the Company exercised its option to extend its existing facility lease for an additional five years (the Lease Amendment) through November 30, 2027. Upon delivery of the Company’s notice to exercise the right to extend the term option in the lease, the Company reassessed its facility lease. In December 2021, upon determination of the lease payments, the Company again reassessed its facility lease. The reassessments of the Lease Amendment was determined to qualify as a change of accounting for the existing lease rather than a separate contract. As such, the ROU assets and operating lease liabilities were remeasured using an incremental borrowing rate as of the reassessment date. The Company determined there was no difference between the remeasured ROU asset and the operating lease liabilities and therefore no gain or loss was recognized and no impairment of the ROU asset occurred. During the fourth quarter of 2021, the Company recorded an increase in the ROU assets and lease liabilities of $11.5 million. The Company no longer has a right to extend the lease term.
The components of lease expense are as follows for the years ended December 31, (in thousands):

	2022	2021
Operating lease expenses R&D:
Operating lease costs	$2,217	$1,203
Variable lease costs (1)	1,090	1,190
Operating lease expenses G&A:
Operating lease costs	509	232
Variable lease costs (1)	236	231

Total operating leases expense	$4,052	$2,856

(1)	Includes short-term lease costs which are immaterial.
Supplemental balance sheet information related to operating leases is as follows as of December 31, (in thousands):

	2022	2021
ROU assets, net	$10,968	$12,737
Operating lease liabilities, current	$1,734	$915
Operating lease liabilities, net of current	$10,245	$12,212
Supplemental cash flow information related to leases is as follows for the years ended December 31, (in thousands):

	2022	2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used for operating leases	$1,874	$1,742
Weighted-average remaining lease term in years	4.9	5.9
Weighted-average discount rate	7.63%	7.63%

Future lease liabilities are as follows as of December 31, 2022 (in thousands):

Year ending December 31,
2023	$2,814
2024	2,896
2025	2,982
2026	3,071
2027	2,892
Thereafter	—

14,655
Less interest expense	(2,676)

Total	$11,979